OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

The other current assets as of June 30, 2024 and December 31, 2023 consist of the following:

	June 30,	December 31,
	2024	2023
Staff advance	$674,379	436,145
Deposit	91,419	88,650
VAT recoverable	-	2,780
Others	125,369	64,780
Subtotal	891,167	592,355
Less: allowance for credit losses	(123,954)	(126,875)
Total of other current assets	$767,213	465,480

The other current assets as of December 31, 2023 and 2022 consist of the following:

	December 31,	December 31,
	2023	2022
Staff advance	$436,145	268,446
Deposit	88,650	65,659
VAT recoverable	2,780	18,861
Receivable for disposal	-	28,997
Others	64,780	4,991
Subtotal	592,355	386,954
Less: allowance for credit losses	(126,875)	-
Total of other current assets	$465,480	386,954

SCHEDULE OF ALLOWANCE FOR OTHER CURRENT ASSETS

	June 30,	December 31,
	2024	2023
Balance as of the beginning of year	$126,875	-
Additions charged to bad debt expense	-	116,402
Translation adjustments	(2,921)	10,473
Balance as of the end of year	$123,954	126,875

	December 31,	December 31,
	2023	2022
Balance as of the beginning of year	$-	-
Additions charged to bad debt expense	116,402	-
Translation adjustments	10,473	-
Balance as of the end of year	$126,875	-